Trade and Other Payables	12 Months Ended
Jun. 30, 2024
Trade and Other Payables [Abstract]
TRADE AND OTHER PAYABLES

7. TRADE AND OTHER PAYABLES

	Years Ended June 30,
	2024	2023

Trade creditors	581,137	1,716,135
Accrued research and development expenses	3,499,960	1,458,310
Accrued professional fees	234,899	222,126
Accrued corporate personnel expenses	166,063	-
Other accrued expenses	123,457	87,223
Other payables	14,431	33,914
Total	4,619,947	3,517,708